Fair Value - Schedule of Changes in Level 3 of Fair Value Hierarchy for Recurring Fair Value Measurements (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Beginning balance	₩ 15,315,773
Ending balance	16,177,370	₩ 15,315,773
Financial liabilities
Beginning balance	18,809,013
Ending balance	18,597,441	18,809,013
Financial assets at fair value through profit or loss
Financial assets
Beginning balance	1,029,926
Ending balance	774,557	1,029,926
Recurring fair value measurement | Level 3 | Financial liabilities at fair value through profit or loss
Financial liabilities
Beginning balance	132,011	134,561
Acquisition	0	0
Reclassification	0	(5,772)
Disposal	(381)	0
Amount recognized in profit or loss	(26,252)	3,222
Ending balance	105,378	132,011
Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss
Financial assets
Beginning balance	842,612	768,832
Acquisition	37,709	109,198
Reclassification	(31,423)	51,194
Disposal	(46,904)	(36,663)
Amount recognized in profit or loss	(95,236)	(49,949)
Ending balance	706,758	842,612
Recurring fair value measurement | Level 3 | Financial assets at fair value through other comprehensive income
Financial assets
Beginning balance	342,830	444,026
Acquisition	100,146	1,011
Reclassification	(4,795)	(45)
Disposal	(146)	0
Amount recognized in profit or loss	0	0
Amount recognized in other comprehensive income	(64,511)	(102,162)
Ending balance	₩ 373,524	₩ 342,830